Statement of Additional Information Supplement dated May 31, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Core Plus Bond Fund	Invesco Structured Core Fund
Invesco Select Real Estate Income Fund
All references to Invesco Multi-Sector Fund in this Statement of Additional Information are hereby deleted.
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Invesco Structured Core Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of August 31, 2010 (except as noted):

		Other Registered
		Investment Companies		Other Pooled Investment				Other Accounts
	Dollar	Managed (assets in		Vehicles Managed (assets				Managed
	Range of	millions)		in millions)				(assets in millions)
	Investments	Number		Number				Number
“Portfolio	in Each	of		of				of
Manager	Fund[1]	Accounts	Assets	Accounts		Assets		Accounts		Assets
Invesco Structured Core Fund
Ralph Coutant	None	11	$2,062.8	4		$202.2		28	[3]	$1,703.6	[3]
Glen Murphy	None	11	$2,062.8	4		$202.2		28	[3]	$1,703.6	[3]
Daniel Tsai[2]	None	4	$1,831,1	8		$582.0		45	[5]	$5,848.3	[5]
Anne Unflat	None	6	$1,784.3	11	[4]	$1,703.7	[4]	79	[6]	$5,403.4	[6]
Andrew Waisburd[7]	None	None	None	None		None		None		None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Tsai began serving as portfolio manager of Invesco Structured Core Fund on March 21, 2011. Information for Mr. Tsai has been provided as of December 31, 2010.

3	This amount includes 9 funds that pay performance-based fees with $147.4M in total assets under management.

4	This amount includes 1 fund that pays performance-based fees with $14.1M in total assets under management.

5	This amount includes 5 funds that pay performance-based fees with $706.2M in total assets under management.

6	This amount includes 4 funds that pay performance-based fees with $1,735.5M in total assets under management.

7	Mr. Waisburd began serving as a portfolio manager of Invesco Structured Core Fund on May 23, 2011. Information for Mr. Waisburd has been provided as of April 30, 2011”